UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-07850

                     PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                             Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

             Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-622-3863

Date of fiscal year end:   May 31

Date of reporting period:   November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Funds
PNC Advantage Funds

November 30, 2016
(Unaudited)

Semi-Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Treasury Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Treasury Money Market Fund

Advantage Institutional Treasury     Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

International Growth Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond

    Fund

Maryland Tax Exempt

    Bond Fund

Ohio Intermediate Tax Exempt

    Bond Fund

Tax Exempt Limited Maturity

    Bond Fund

T A B L E   O F  C O N T E N T S

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and PNC Advantage Funds and receives fees for its services. PNC Funds and PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2017 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y   M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2016 (the “semi-annual period”).

Please note that in connection with the July 2014 amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, the final deadline passed during the semi-annual period for money market funds to be compliant with certain requirements of the Amended Rule. As of October 14, 2016, PNC Money Market Funds are in compliance with all requirements. Further, PNC Capital Advisors, LLC (the “Adviser”) manages PNC Government Money Market Fund, PNCTreasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund, so that on and after October 14, 2016, each qualifies as a “government money market fund” under the Amended Rule, enabling each to continue to seek to maintain a stable net asset value (“NAV”) per share of one dollar.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

The U.S. economy improved during the semi-annual period despite spikes of volatility in the capital markets. Indeed, in the third quarter of 2016, U.S. Gross Domestic Product (“GDP”) grew at an annualized pace of 3.5% after the second quarter’s modest 1.4% growth. The manufacturing side of the economy modestly improved. While fixed investment declined, personal consumption was strong and net exports increased. Government spending showed a modest uptick. Inventories were additive for the first time in five quarters. Employment was a strong positive for the economy. On average, non-farm payrolls increased 176,000 per month during the third quarter, and the unemployment rate declined to 4.6%, a nine-year low. As the semi-annual period drew to a close, November 2016 saw a recovery in housing construction and sales in large part due to low mortgage rates, improvement in median household income and low unemployment. Dollar strength in November 2016 was noteworthy given the near certainty of an interest rate hike in December 2016. (After the semi-annual period, the U.S. Federal Reserve (the “Fed”) raised the targeted federal funds rate by 0.25% on December 14, 2016.) Speculation over an acceleration in growth and prospects for fiscal stimulus took center stage upon the conclusion of the U.S. presidential election.

Elsewhere, Europe and the U.K. were working through the effects of the Brexit referendum, wherein the U.K. surprisingly voted at the end of June 2016 to withdraw its membership from the European Union. The European Central Bank indicated it would maintain its quantitative easing policy combined with negative interest rates. As the Brexit strategy unfolded, the British pound came underpressure. China’s breakneck growth has been decelerating for several years, yet its 6.7% year-over-year growth through the second quarter far outpaces the developed world’s pace. Additionally, China continued to let its currency depreciate relative to the U.S. dollar to help spur exports. By contrast, Japan was fighting an appreciating currency and was openly considering more monetary and targeted fiscal policy stimulus.

“The U.S. economy improved...despite spikes of volatility in the capital markets.” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2016

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Domestic interest rate sentiment has shifted post-presidential election to higher interest rates in 2017...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2016

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period but did edge higher as investors priced in the potential, and later the reality, of the Fed’s interest rate hike in December 2016.

The first Fed meeting during the semi-annual period occurred in June 2016. Although the Fed’s subsequent statement was marginally dovish, or implying lower interest rates for longer, and economic data estimates for GDP, inflation and unemployment, were largely unchanged, the fed funds forecasts shifted in a materially dovish way. Median projections for 2017-2018, as well as the long-term fed funds rate estimate, all came down. During the third calendar quarter, yields on traditional money market instruments rose, as Fed guidance and market expectations of future policy rates better aligned. The Fed’s September 2016 meeting was a “close call,” marking the first time in five years that three members dissented on the no action decision. Despite the division in opinions and the hawkish tone of the statement, Fed chair Yellen suggested in her press conference that the labor market had continued room for improvement and that she did not feel the economy risked overheating. Overall, total money market assets remained unchanged during the semi-annual period, although assets streamed out of prime money market funds and into government money market funds ahead of the mid-October 2016 compliance date for implementation of the Amended Rule requirements.

Our View Ahead

We expect U.S. economic growth in 2017 to accelerate from 2016’s rate, primarily driven by income and wage gains, possible tax reforms and a boost from financial markets. In our view, fiscal policy, centered around corporate tax reform as well as infrastructure improvements, should be slightly positive looking to 2017 and beyond. However, the timing and magnitude of fiscal stimulus, as well as its impact on the deficit, remains uncertain. Further, poor productivity could act as a restraint on growth. We believe other developed and emerging markets will likely look to the U.S. to be the marginal force for world economic growth in the new year. In particular, we believe European economic growth is likely to stay in the modest 1% to 1.5% range unless there are more dynamic fiscal policy changes from the continental European Union members. While the European Central Bank is anticipated to continue its quantitative easing policy combined with negative interest rates, we feel further stimulus to generate faster European Union growth will need to come from fiscal stimulus and/or labor market reforms.

As for the capital markets, following an unexpected double-digit gain in 2016, it is our view that equity markets are likely to produce more modest, single-digit returns contingent on earnings following through during the coming year. We further believe fixed income markets remain vulnerable given monetary policy expectations and the outlook for rising inflation amidst the U.S. election result and the Fed’s recent statements. With employment near the natural rate of unemployment and inflation gradually moving toward the Fed’s target, we believe the Fed is poised to wind down its extraordinary measures over the past few years and to raise interest rates further in the new year. Domestic interest rate sentiment has shifted post-presidential election to higher interest rates in 2017 as many of the incoming administration’s policy positions are deemed to be pro-growth and inflationary. Most economists forecast the policy rate moving higher by 50 to 75 basis points (a basis point is 1/100th of a percentage point) in 2017 at a measured pace, but we remain skeptical that longer-term rates will move considerably higher. If real interest rates increase, financial conditions should eventually tighten and act to temper economic enthusiasm. In our view, the Fed, as always, will be data-dependent in its decision-making and will need to see economic policies take hold before rates change materially from current levels. If the new administration carries through on its rhetoric, municipal securities could lose some relative attractiveness should personal tax rates be reduced.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Vigilance remains paramount. We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds
PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds and PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds and PNC Advantage Funds’ trading intent.

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F   I N V E S T M E N T S

A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN —  Floating Rate Note. The rate shown is the rate in effect on November 30, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

Financial Statements:

— Amounts designated as “ — “ are either zero or rounded to zero.

See Notes to Financial Statements.

4

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P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S  ( U n a u d i t e d )

The tables below present portfolio holdings as of November 30, 2016 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	29.0%
Federal Home Loan Bank	23.0
Federal Farm Credit Bank	16.2
Federal Home Loan Mortgage Corpration	13.8
U.S. Treasury Notes	11.8
Federal National Mortgage Association	3.3
Money Market Funds	1.6
U.S. Treasury Bills	1.3
100.0%

Treasury Money Market Fund
U.S. Treasury Notes	56.4%
U.S. Treasury Bills	41.6
Money Market Funds	2.0
100.0%

Advantage Institutional Treasury Money Market Fund
Repurchase Agreements	49.4%
U.S. Treasury Notes	41.1
U.S. Treasury Bills	8.1
Money Market Fund	1.4
100.0%

The yields in the tables below represent the annualization of the Fund’s declared dividends over the seven-day period ended November 30, 2016. For the seven-day period ended November 30, 2016, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of November 30, 2016
	Class I		Class A		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Treasury Money Market Fund	0.18%	0.18%	0.18%	0.18%	–	–

7-Day Current and Effective Yields as of November 30, 2016
	Institutional Shares		Advisor Shares		Service Shares
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Advantage Institutional Treasury Money Market Fund	0.10%	0.10%	0.00%**	0.00%**	0.00%**	0.00%**

* Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect. There were no fee waivers or expense reimbursements for the seven-day period ended November 30, 2016.

** Net assets of Advisor Shares and Service Shares at November 30, 2016 were comprised solely of seed capital of $10 and $13, respectively. Ratios for the seven-day period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

P N C   M o n e y   M a r k e t   F u n d s

E X P E N S E    T A B L E S    (U n a u d i t e d)

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2016 to November 30, 2016).

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2016 to November 30, 2016).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed annual l5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/16	11/30/16	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.94	0.21%	$1.03
Class A	1,000.00	1,000.93	0.21	1.04
Advisor Class	1,000.00	1,000.93	0.20	1.01
Hypothetical(2)
Class I	1,000.00	1,024.04	0.21	1.05
Class A	1,000.00	1,024.03	0.21	1.05
Advisor Class	1,000.00	1,024.06	0.20	1.02

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/16	11/30/16	Ratio	Period(1)

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.51	0.24%	$1.21
Class A	1,000.00	1,000.51	0.24	1.20
Hypothetical(2)
Class I	1,000.00	1,023.86	0.24	1.22
Class A	1,000.00	1,023.87	0.24	1.22

Advantage Institutional Treasury Money Market Fund
Actual
Institutional Shares	$1,000.00	$1,000.38	0.25%	$1.25
Hypothetical(2)
Institutional Shares	1,000.00	1,023.82	0.25	1.27

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 6,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I									Class A
	2016*		2016	2015		2014	2013		2012	2016*		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	–	**	–	–	**	–	–	**	–	–	**	–	**	–	**	–		–	**	–
Total from Investment Operations	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Dividends from Net Investment Income	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Distributions from Net Realized Gains	–		–	–		–	–		–	–		–		–		–		–		–
Total Distributions	–	**	– **	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.09%		0.05%	0.03%		0.01%	0.01%		0.02%	0.09%		0.05%		0.03%		0.01%		0.01%		0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$9,094,511		$4,776,561	$720,219		$738,100	$809,229		$960,513	$405,464		$361,440		$321,524		$133,915		$79,789		$109,523
Ratio of Expenses to Average Net Assets	0.21%		0.19%	0.07%		0.07%	0.15%		0.12%	0.21%		0.16%		0.06%		0.02	%(1)	0.15%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.19%		0.06%	0.02%		0.01%	0.01%		0.01%	0.19%		0.05%		0.02%		0.06	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%		0.27%	0.35%		0.36%	0.36%		0.35%	0.21%		0.28%		0.35%		0.36%		0.36%		0.35%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.19%		(0.02)%	(0.26)%		(0.28)%	(0.20)%		(0.22)%	0.19%		(0.07)%		(0.27)%		(0.28)%		(0.20)%		(0.22)%

	Government Money Market Fund
	Advisor Class
			2016*			2016(2)
Net Asset Value, Beginning of Period	$ 1.00			$ 1.00
Net Investment Income†	–**					–**
Realized and Unrealized Gain (Loss) on Investments	–**					–
Total from Investment Operations	–**					–**
Dividends from Net Investment Income	–**					–**
Distributions from Net Realized Gains	–					–
Total Distributions	–**			–**

Net Asset Value, End of Period	$ 1.00			$ 1.00
Total Return	0.09%			0.05%

Ratios/Supplemental Data Net Assets End of Period (000)	$8,654					$ 875
Ratio of Expenses to Average Net Assets	0.20%					0.18%
Ratio of Net Investment Income to Average Net Assets	0.21%					0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.20%					0.25% `
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%					(0.02)%

* For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

(2) Advisor Class Shares commenced operations on September 14, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 6,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Treasury Money Market Fund
	Class I												Class A
	2016*		2016		2015		2014		2013		2012		2016*		2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$ 1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Total from Investment Operations	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–		–		–
Total Distributions	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$ 1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.05%		0.03%		0.02%		0.02%		0.01%		0.01%		0.05%		0.03%		0.02%		0.02%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,045,602		$1,215,072		$225,196		$214,348		$289,839		$326,694		$217,292		$138,150		$144,448		$173,571		$120,798		$83,704
Ratio of Expenses to Average Net Assets	0.24%		0.15%		0.02%		0.04%		0.08%		0.04%		0.24%		0.13%		0.02%		0.03	%(1)	0.08%		0.04%
Ratio of Net Investment Income to Average Net Assets	0.10%		0.02%		0.01%		0.01%		0.01%		0.01%		0.11%		0.02%		0.01%		0.02	%(1)	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%		0.31%		0.37%		0.36%		0.37%		0.36%		0.24%		0.32%		0.37%		0.36%		0.37%		0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.10%		(0.14)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		0.11%		(0.17)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the net investment income ratio would have been lower.

See Notes to Financial Statements.

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0,  2 0 1 6,

a n d   f o r   t h e   Y e a r s   E n d e d   M a y   3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Advantage Institutional Treasury Money Market Fund
	Institutional Shares								Advisor Shares									Service Shares
	2016*	2016	2015		2014	2013		2012	2016*	2016		2015		2014	2013		2012	2016*	2016		2015		2014	2013		2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Net Investment Income†	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Realized and Unrealized Gain (Loss) on Investments	–	–	–	**	–	–	**	–	–	–	**	–	**	–	–	**	–	–	–	**	–	**	–	–	**	–
Total from Investment Operations	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Dividends from Net Investment Income	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Distributions from Net Realized Gains	–	–	–		–	–		–	–	–		–		–	–		–	–	–		–		–	–		–
Total Distributions	– **	– **	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **	–	–	**	–	**	– **	–	**	– **
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total Return	0.04%	0.02%	0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$495,322	$453,917	$112,304		$174,871	$115,062		$111,735	$– (1)	$–	(1)	$34,829		$10,980	$8,412		$3,619	$– (1)	$–	(1)	$3,401		$1,601	$2,711		$11,149
Ratio of Expenses to Average Net Assets	0.25%	0.17%	0.05%		0.05%	0.12%		0.08%	0.00%	0.16%		0.05%		0.05%	0.13%		0.07%	0.00%	0.10%		0.05%		0.05%	0.14%		0.09%
Ratio of Net Investment Income to Average Net Assets	0.07%	0.02%	0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%	0.00%	0.02%		0.01%		0.01%	0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.25%	0.24%	0.28%		0.26%	0.28%		0.30%	0.00%	0.25%		0.29%		0.27%	0.29%		0.32%	0.00%	0.26%		0.29%		0.27%	0.29%		0.31%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.07%	(0.05)%	(0.22)%		(0.20)%	(0.15)%		(0.21)%	0.00%	(0.07)%		(0.23)%		(0.21)%	(0.15)%		(0.24)%	0.00%	(0.14)%		(0.23)%		(0.21)%	(0.14)%		(0.21)%

*	For the six-month period ended November 30, 2016. All ratios for the period have been annualized. Total return for the period has not been annualized.

**	Amount represents less than $0.005 per share.

†	Per share data calculated using average shares outstanding method.

(1)	At November 30, 2016 and May 31, 2016, net assets of the Advisor and Service Shares represented seed capital.

See Notes to Financial Statements.

P N C  G o v e r n m e n t    M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.8%
Federal Farm Credit Bank — 16.3%
Federal Farm Credit Bank
0.570%, 12/14/16 (FRN)	$10,000	$10,000
0.637%, 01/30/17 (FRN)	20,000	20,001
0.637%, 02/21/17 (FRN)	17,000	17,004
0.617%, 04/20/17 (FRN)	25,000	25,002
0.714%, 04/24/17 (FRN)	10,000	10,011
0.593%, 04/26/17 (FRN)	60,000	60,000
0.629%, 05/24/17 (FRN)	12,000	12,007
0.582%, 05/25/17 (FRN)	40,000	40,000
0.650%, 05/30/17 (FRN)	49,890	49,937
0.650%, 06/14/17 (FRN)	10,300	10,309
0.582%, 06/20/17 (FRN)	70,000	70,001
0.500%, 07/03/17 (FRN)	14,200	14,197
0.530%, 07/13/17 (FRN)	17,000	17,009
0.568%, 07/14/17 (FRN)	15,000	15,002
0.570%, 07/28/17 (FRN)	100,000	100,027
0.505%, 08/18/17 (FRN)	30,000	29,998
0.590%, 08/21/17 (FRN)	30,000	30,010
0.540%, 08/24/17 (FRN)	45,000	44,997
0.540%, 08/28/17 (FRN)	25,000	25,000
0.510%, 09/01/17 (FRN)	55,000	55,000
0.588%, 09/13/17 (FRN)	50,000	50,010
0.730%, 09/14/17 (FRN)	63,600	63,688
0.663%, 09/14/17 (FRN)	18,000	17,999
0.673%, 09/28/17 (FRN)	40,000	39,997
0.663%, 10/06/17 (FRN)	20,000	19,998
0.550%, 10/23/17 (FRN)	25,000	24,998
0.871%, 11/27/17 (FRN)	15,000	15,022
0.741%, 12/18/17 (FRN)	30,000	30,000
0.600%, 12/22/17 (FRN)	15,000	14,998
0.510%, 03/14/18 (FRN)	40,000	39,995
0.600%, 05/14/18 (FRN)	50,000	50,007
0.650%, 08/10/18 (FRN)	28,000	27,986
Federal Farm Credit Bank (DN)
0.363%, 12/05/16	63,470	63,467
0.522%, 12/21/16	20,000	19,994
0.315%, 12/23/16	27,270	27,265
0.366%, 12/27/16	15,500	15,496
0.492%, 02/16/17	10,000	9,990
0.461%, 02/24/17	24,725	24,698
0.471%, 03/20/17	25,000	24,964
0.492%, 04/11/17	10,000	9,982
0.562%, 05/01/17	15,000	14,965
0.573%, 05/24/17	15,000	14,959
0.583%, 05/26/17	20,000	19,943
0.603%, 06/12/17	15,000	14,952
0.603%, 06/29/17	42,000	41,853
0.634%, 07/03/17	25,000	24,906
0.614%, 07/06/17	25,000	24,908
0.553%, 07/07/17	25,000	24,917
0.603%, 07/11/17	20,000	19,926
0.683%, 07/18/17	25,000	24,892
0.634%, 07/25/17	25,000	24,897
0.644%, 07/28/17	25,000	24,894
0.634%, 08/04/17	15,000	14,935
0.684%, 08/10/17	15,000	14,929

		1,551,942

Federal Home Loan Bank — 23.2%
Federal Home Loan Bank
0.562%, 12/20/16 (FRN)	50,000	50,000

	Par (000)	Value (000)

0.470%, 01/25/17	$25,000	$24,998
0.582%, 01/27/17 (FRN)	30,000	30,000
0.506%, 02/14/17 (FRN)	17,000	16,998
0.656%, 02/22/17 (FRN)	25,000	25,015
0.680%, 02/27/17	25,000	24,998
0.442%, 03/16/17 (FRN)	85,000	85,001
0.550%, 03/17/17 (FRN)	40,000	40,010
0.702%, 04/25/17 (FRN)	25,000	25,009
0.589%, 04/25/17 (FRN)	52,000	51,998
0.414%, 05/01/17 (FRN)	40,000	39,996
0.766%, 05/16/17 (FRN)	20,000	19,999
0.625%, 05/30/17	74,000	74,013
1.000%, 06/09/17	32,025	32,089
1.000%, 06/21/17	40,185	40,264
0.580%, 07/03/17 (FRN)	28,500	28,521
0.461%, 07/27/17 (FRN)	50,000	49,999
0.570%, 08/03/17 (FRN)	75,000	75,000
0.506%, 08/07/17 (FRN)	25,000	25,000
0.565%, 08/08/17 (FRN)	25,000	25,001
0.515%, 08/17/17 (FRN)	25,000	25,000
0.552%, 08/21/17 (FRN)	15,000	15,002
0.750%, 09/08/17	25,000	25,012
0.797%, 10/10/17 (FRN)	45,000	45,000
0.637%, 10/20/17 (FRN)	50,000	50,000
0.609%, 11/02/17 (FRN)	25,000	25,000
0.707%, 11/13/17 (FRN)	25,000	25,001
0.496%, 11/22/17 (FRN)	75,000	74,993
0.575%, 05/17/18 (FRN)	25,000	25,000
Federal Home Loan Bank (DN)
0.250%, 12/02/16	32,150	32,150
0.350%, 12/07/16	15,000	14,999
0.491%, 12/12/16	50,000	49,993
0.260%, 12/20/16	21,552	21,549
0.278%, 12/21/16	90,000	89,986
0.290%, 12/23/16	50,000	49,991
0.370%, 12/27/16	20,000	19,995
0.372%, 12/28/16	42,100	42,088
0.390%, 12/29/16	25,000	24,992
0.383%, 01/04/17	10,650	10,646
0.361%, 01/05/17	25,000	24,991
0.361%, 01/06/17	10,900	10,896
0.446%, 01/13/17	25,000	24,987
0.373%, 01/17/17	90,000	89,956
0.421%, 01/18/17	25,000	24,986
0.471%, 01/20/17	30,000	29,980
0.441%, 01/25/17	94,496	94,432
0.451%, 01/27/17	16,590	16,578
0.467%, 02/01/17	117,300	117,206
0.501%, 02/06/17	20,000	19,981
0.501%, 02/09/17	13,000	12,987
0.461%, 02/17/17	18,760	18,741
0.486%, 03/08/17	12,900	12,883
0.509%, 03/10/17	49,000	48,932
0.524%, 03/24/17	35,400	35,342
0.481%, 04/21/17	37,000	36,930
0.587%, 04/26/17	60,750	60,606
0.600%, 05/12/17	48,000	47,871
0.632%, 05/19/17	25,000	24,926

		2,203,517

See Notes to Financial Statements.

12

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — 13.9%
Federal Home Loan Mortgage Corporation
1.000%, 03/08/17	$10,280	$10,293
0.406%, 05/04/17 (FRN)	40,000	40,000
0.750%, 07/14/17	58,925	58,961
0.692%, 07/21/17 (FRN)	18,500	18,515
Federal Home Loan Mortgage Corporation (DN)
0.531%, 12/01/16	25,000	25,000
0.401%, 12/05/16	30,000	29,999
0.364%, 12/06/16	120,000	119,994
0.361%, 12/07/16	25,000	24,998
0.348%, 12/14/16	100,000	99,987
0.441%, 12/16/16	30,000	29,994
0.436%, 12/20/16	171,300	171,261
0.401%, 12/22/16	40,000	39,991
0.417%, 12/28/16	40,000	39,988
0.366%, 01/03/17	67,387	67,364
0.401%, 01/04/17	17,259	17,252
0.350%, 01/09/17	25,000	24,991
0.390%, 01/18/17	48,300	48,275
0.391%, 01/19/17	25,000	24,987
0.411%, 02/03/17	15,000	14,989
0.453%, 02/07/17	33,500	33,471
0.451%, 02/10/17	17,021	17,006
0.483%, 02/15/17	35,000	34,964
0.421%, 02/21/17	15,000	14,986
0.521%, 02/23/17	32,500	32,461
0.441%, 02/28/17	25,000	24,973
0.421%, 03/21/17	60,000	59,923
0.547%, 03/27/17	45,000	44,921
0.482%, 03/29/17	25,000	24,961
0.566%, 04/06/17	40,000	39,921
0.592%, 04/21/17	40,000	39,908
0.602%, 05/05/17	18,000	17,953
0.521%, 05/17/17	30,000	29,928

		1,322,215

Federal National Mortgage Association — 3.4%
Federal National Mortgage Association
1.250%, 01/30/17	24,973	24,998
0.750%, 04/20/17	31,421	31,446
0.552%, 08/16/17 (FRN)	19,770	19,774
0.543%, 10/05/17 (FRN)	50,000	49,986
Federal National Mortgage Association (DN)
0.572%, 01/05/17	35,000	34,981
0.391%, 01/17/17	14,000	13,993
0.436%, 02/01/17	25,000	24,981
0.381%, 02/03/17	15,000	14,990
0.451%, 02/15/17	45,000	44,957
0.391%, 03/01/17	20,000	19,980
0.396%, 03/20/17	25,000	24,970
0.401%, 03/31/17	15,000	14,980

		320,036

Total U.S. Government Agency Obligations (Cost $5,397,710)		5,397,710

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bills† — 1.3%
0.330%, 12/08/16	$25,000	$24,998
0.300%, 12/15/16	75,000	74,992
0.320%, 01/12/17	25,000	24,990

		124,980
U.S. Treasury Notes — 11.9%
0.625%, 12/15/16	70,000	70,006
0.575%, 01/31/17 (FRN)	125,000	125,016
0.875%, 01/31/17	60,000	60,040
0.625%, 02/15/17	55,000	55,020
0.875%, 02/28/17	110,000	110,113
0.750%, 03/15/17	75,000	75,045
0.500%, 03/31/17	75,000	75,001
0.875%, 04/15/17	75,000	75,115
0.565%, 04/30/17 (FRN)	150,000	150,015
0.875%, 04/30/17	30,000	30,046
0.875%, 05/15/17	105,000	105,168
0.750%, 06/30/17	100,000	100,055
0.875%, 07/15/17	25,000	25,037
0.568%, 07/31/17 (FRN)	45,000	45,009
0.659%, 10/31/17 (FRN)	25,000	25,028

		1,125,714

Total U.S. Treasury Obligations (Cost $1,250,694)		1,250,694

	Number of Shares
MONEY MARKET FUNDS — 1.6%
Invesco Government & Agency Portfolio, Institutional Class 0.290% (A)	1,000,000	1,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.300% (A)	154,569,038	154,569

Total Money Market Funds (Cost $155,569)		155,569

See Notes to Financial Statements.

13

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

REPURCHASE AGREEMENTS†† — 29.2%

Credit Suisse Securities LLC

0.270% (dated 11/30/16, due 12/01/16, repurchase price $200,001,500, collateralized by U.S. Treasury Note, 1.750%, due 03/31/22, total value $204,001,486)	$200,000	$200,000

Deutsche Bank Securities Inc.

0.260% (dated 11/30/16, due 12/01/16, repurchase price $100,000,722, collateralized by U.S. Treasury Note, 2.250%, due 11/15/25, total value $102,000,081)	100,000	100,000

Goldman Sachs & Co.

0.280% (dated 11/30/16, due 12/01/16, repurchase price $625,004,861, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 3.000% to 5.000%, due 02/01/27 to 12/01/46, total value $637,500,000)	625,000	625,000

HSBC Securities USA

0.260% (dated 11/30/16, due 12/01/16, repurchase price $500,003,611, collateralized by U.S. Treasury Notes, 0.125% to 0.625%, due 04/15/21 to 07/15/26, total value $510,004,618) (B)	500,000	500,000

0.270% (dated 11/30/16, due 12/01/16, repurchase price $150,001,125, collateralized by Federal National Mortgage Association Bonds, 3.000% to 6.500%, due 08/01/22 to 07/01/46, total value $153,003,345) (B)	150,000	150,000

Merrill Lynch Pierce Fenner & Smith

0.280% (dated 11/30/16, due 12/01/16, repurchase price $100,000,778, collateralized by Government National Mortgage Association Bond, 3.500%, due 04/20/46, total value $102,000,001)	100,000	100,000

Mitsubishi UFJ Securities Inc.

0.220% (dated 11/30/16, due 12/01/16, repurchase price $50,000,306, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 4.000%, due 05/01/28 to 12/01/46, total value $51,000,312)	50,000	50,000

	Par (000)	Value (000)

RBC Capital Markets LLC

0.260% (dated 11/30/16, due 12/01/16, repurchase price $200,001,444, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 2.000% to 7.500%, due 01/01/19 to 12/01/46, total value $204,001,474)	$200,000	$200,000

Royal Bank of Scotland 0.260%

(dated 11/30/16, due 12/01/16, repurchase price $500,003,611, collateralized by U.S. Treasury Notes, 0.125% to 2.625%, due 01/15/17 to 07/15/24, total value $510,005,001)	500,000	500,000

Toronto Dominion Securities LLC

0.270% (dated 11/30/16, due 12/01/16, repurchase price $355,002,663, collateralized by Federal National Mortgage Association Bonds, Government National Mortgage Association Bonds, U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 4.500%, due 12/15/16 to 11/01/46, total value $362,100,070)	355,000	355,000

Total Repurchase Agreements (Cost $2,780,000)		2,780,000

TOTAL INVESTMENTS — 100.8% (Cost $9,583,973)*		9,583,973

Other Assets & Liabilities – (0.8)%		(75,344)

TOTAL NET ASSETS — 100.0%		$9,508,629

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2016, the total value of repurchase agreements was $2,780,000 (000) and the value of collateral received, excluding excess, was $2,780,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	As of November 30, 2016, the total value of HSBC Securities USA Repurchase Agreements is $650,000 (000) (collateral value of $ 663,008 (000)).

See Notes to Financial Statements.

14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$155,569	$–	$–	$155,569

Repurchase Agreements	–	2,780,000	–	2,780,000

U.S. Government Agency Obligations	–	5,397,710	–	5,397,710

U.S. Treasury Obligations	–	1,250,694	–	1,250,694

Total Assets - Investments in Securities	$155,569	$9,428,404	$–	$9,583,973

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

15

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Bills† — 42.2%
0.228%, 12/01/16	$80,000	$80,000
0.330%, 12/08/16	80,000	79,995
0.300%, 12/15/16	90,000	89,992
0.320%, 12/22/16	83,000	82,988
0.346%, 12/29/16	30,000	29,992
0.320%, 01/12/17	25,000	24,991
0.426%, 01/19/17	10,000	9,995
0.322%, 01/26/17	20,000	19,990
0.385%, 02/02/17	40,000	39,973
0.480%, 02/09/17	20,000	19,981
0.429%, 02/16/17	10,000	9,991
0.466%, 03/02/17	25,000	24,971
0.468%, 04/27/17	10,000	9,981
0.575%, 05/25/17	10,000	9,972

		532,812

U.S. Treasury Notes — 57.2%
0.625%, 12/15/16	52,000	52,004
0.750%, 01/15/17	25,000	25,011
0.500%, 01/31/17	47,000	47,005
0.575%, 01/31/17 (FRN)	117,000	117,013
0.625%, 02/15/17	50,000	50,021
0.875%, 02/28/17	18,000	18,019
0.750%, 03/15/17	33,000	33,026
0.565%, 04/30/17 (FRN)	130,000	130,023
0.875%, 05/15/17	20,000	20,028
0.625%, 05/31/17	17,000	17,000
0.568%, 07/31/17 (FRN)	135,000	135,038
0.625%, 07/31/17	10,000	9,995
0.625%, 08/31/17	10,000	9,991
0.659%, 10/31/17 (FRN)	58,000	58,058

		722,232

Total U.S. Treasury Obligations (Cost $1,255,044)		1,255,044

	Number of Shares	Value (000)

MONEY MARKET FUNDS — 2.0%
BlackRock Treasury Trust Fund Institutional Class, 0.240%†† (A)	500,000	$ 500
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.240% (A)	25,348,672	25,349

Total Money Market Funds (Cost $25,849)		25,849
TOTAL INVESTMENTS — 101.4% (Cost $1,280,893)*		1,280,893
Other Assets & Liabilities – (1.4)%		(17,999)
TOTAL NET ASSETS — 100.0%		$1,262,894

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

16

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$25,849	$–	$–	$25,849

U.S. Treasury Obligations	–	1,255,044	–	1,255,044

Total Assets - Investments in Securities	$25,849	$1,255,044	$–	$1,280,893

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

17

P N C  A d v a n t a g e  I n s t i t u t i o n a l  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 6  ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 50.3%
U.S. Treasury Bills† — 8.3%
0.300%, 12/15/16	$4,000	$4,000
0.320%, 12/22/16	3,000	2,999
0.346%, 12/29/16	9,000	8,998
0.426%, 01/19/17	20,000	19,988
0.480%, 02/09/17	5,000	4,995

		40,980

U.S. Treasury Notes — 42.0%
0.625%, 12/15/16	9,000	9,001
0.750%, 01/15/17	5,000	5,002
0.500%, 01/31/17	10,000	10,001
0.575%, 01/31/17 (FRN)	19,000	19,002
0.500%, 02/28/17	4,000	4,001
0.750%, 03/15/17	18,000	18,015
0.565%, 04/30/17 (FRN)	43,000	43,005
0.875%, 05/15/17	10,000	10,014
0.625%, 05/31/17	13,000	13,003
0.568%, 07/31/17 (FRN)	30,000	30,003
0.625%, 07/31/17	9,000	8,995
0.625%, 08/31/17	5,000	4,995
0.659%, 10/31/17 (FRN)	30,000	30,024
0.763%, 01/31/18 (FRN)	3,000	3,007

		208,068

Total U.S. Treasury Obligations (Cost $249,048)		249,048

	Number of Shares

MONEY MARKET FUND — 1.4%
Invesco Treasury Portfolio, Institutional Class 0.260% (A)	7,083,450	7,083

Total Money Market Fund (Cost $7,083)		7,083

	Par (000)	Value (000)

REPURCHASE AGREEMENTS†† — 50.5%

Goldman Sachs & Co.

0.250% (dated 11/30/16, due 12/01/16, repurchase price $35,000,243, collateralized by U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 9.000%, due 12/31/16 to 08/15/27, total value $35,700,053)	$35,000	$35,000

HSBC Securities USA

0.260% (dated 11/30/16, due 12/01/16,repurchase price $50,000,361, collateralized by U.S. Treasury Note, 0.125%, due 04/15/20, total value $51,002,998)	50,000	50,000

Merrill Lynch Pierce Fenner & Smith

0.250% (dated 11/30/16, due 12/01/16, repurchase price $50,000,347, collateralized by U.S. Treasury Bond, 3.750%, due 08/15/41, total value $51,000,058)	50,000	50,000

Mitsubishi UFJ Securities Inc.

0.210% (dated 11/30/16, due 12/01/16, repurchase price $25,000,146, collateralized by U.S. Treasury Bills, U.S. Treasury Bond, U.S. Treasury Notes, U.S. Treasury Inflation Adjusted Notes and U.S. Treasury Inflation Bond, 0.000% to 3.875%, due 12/15/16 to 08/15/43, total value $25,500,223)	25,000	25,000

Royal Bank of Canada Capital Markets LLC

0.250% (dated 11/30/16, due 12/01/16, repurchase price $50,000,347, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 1.000% to 8.125%, due 03/31/17 to 08/15/23, total value $51,000,360)	50,000	50,000

Toronto Dominion Securities LLC

0.260% (dated 11/30/16, due 12/01/16, repurchase price $40,000,289, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 1.750% and 4.375%, due 02/28/22 and 11/15/39, total value $40,800,055)	40,000	40,000

Total Repurchase Agreements (Cost $250,000)		250,000

TOTAL INVESTMENTS — 102.2% (Cost $506,131)*		506,131

Other Assets & Liabilities — (2.2)%		(10,809)
TOTAL NET ASSETS — 100.0%		$495,322

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2016, the total value of repurchase agreements was $250,000 (000) and the value of collateral received, excluding excess, was $250,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2016 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Fund	$7,083	$–	$–	$7,083

Repurchase Agreements	–	250,000	–	250,000

U.S. Treasury Obligations	–	249,048	–	249,048

Total Assets - Investments in Securities	$7,083	$499,048	$–	$506,131

There were no transfers between Levels during the six-month period ended November 30, 2016.

See Notes to Financial Statements.

19

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

	Government	Treasury	Advantage
	Money Market	Money Market	Institutional Treasury
	Fund	Fund	Money Market

ASSETS

Investments in non-affiliates at value	$6,803,973	$1,280,393	$256,131

Investments in affiliates at value	–	500	–

Investments in repurchase agreements at value	2,780,000	–	250,000

Total Investments at value(1)	9,583,973	1,280,893	506,131

Receivable for shares of beneficial interest issued	49	14	–

Dividends and interest receivable	3,270	737	184

Prepaid expenses	26	35	30

Other assets	218	96	37

Total Assets	9,587,536	1,281,775	506,382

LIABILITIES

Payable for shares of beneficial interest redeemed	75,280	18,300	10,793

Dividends payable

Class I	1,682	138	–

Class A	73	21	–

Institutional Shares	–	–	40

Investment advisory fees payable	1,169	153	64

Administration fees payable	268	51	30

Custodian fees payable	41	6	5

Transfer agent fees payable	7	3	5

Trustees’ deferred compensation payable	218	96	37

Trustees’ fees payable	35	30	22

Other liabilities	134	83	64

Total Liabilities	78,907	18,881	11,060

TOTAL NET ASSETS	$9,508,629	$1,262,894	$495,322

Investments in non-affiliates at cost	$6,803,973	$1,280,393	$256,131

Investments in affiliates at cost	–	500	–

Investments in repurchase agreements at cost	2,780,000	–	250,000

(1) Total Investments at cost	$9,583,973	$1,280,893	$506,131

See Notes to Financial Statements.

20

	Government	Treasury	Advantage
	Money Market	Money Market	Institutional Treasury
	Fund	Fund	Money Market

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$9,508,767	$1,262,965	$495,332

Undistributed (Distributions in Excess of ) Net Investment Income	(90)	(59)	(10)

Accumulated Net Realized Gain (Loss) on Investments	(48)	(12)	–

Total Net Assets	$9,508,629	$1,262,894	$495,322

NET ASSET VALUE (In unrounded dollars and shares):

Net assets applicable to Class I	$9,094,510,771	$1,045,602,286	N/A

Class I shares outstanding	9,094,759,741	1,045,658,932	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Class A	$405,464,310	$217,291,682	N/A

Class A shares outstanding	405,463,067	217,314,129	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

Net assets applicable to Institutional shares	N/A	N/A	$495,321,757

Institutional shares outstanding	N/A	N/A	495,336,722

Net Asset Value, Offering and Redemption	N/A	N/A	$1.00

Net assets applicable to Advisor Class(1)	$8,654,240	N/A	N/A

Advisor Class shares outstanding	8,654,596	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A	N/A

Net assets applicable to Advisor shares(1)	N/A	N/A	$10.00

Advisor shares outstanding	N/A	N/A	10.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

Net assets applicable to Service shares(1)	N/A	N/A	$13.00

Service shares outstanding	N/A	N/A	13.00

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

(1)     At November 30, 2016, net assets of the Advisor and Service Shares of Advantage Institutional Treasury Money Market Fund represented initial seed capital.

See Notes to Financial Statements.

21

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  -  M o n t h  P e r i o d  E n d e d  N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

	Government	Treasury	Advantage
	Money Market	Money Market	Institutional Treasury
	Fund	Fund	Money Market
Investment Income:
Dividends	$334	$36	$19
Interest	18,678	2,085	911
Total Investment Income	19,012	2,121	930
Expenses:
Investment advisory fees	7,236	924	430
Administration fees	2,136	308	105
Transfer agent fees	21	12	16
Custodian fees	117	15	12
Professional fees	98	96	62
Pricing service fees	1	1	1
Printing and shareholder reports	92	19	18
Registration and filing fees	49	18	19
Trustees’ fees	83	54	33
Miscellaneous	101	40	24
Total Expenses	9,934	1,487	720
Less:
Waiver of investment advisory fees(1)	–	(5)	(5)
Net Expenses	9,934	1,482	715
Net Investment Income (Loss)	9,078	639	215
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	12	(2)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,090	$637	$215

(1)     See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

22

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P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 ) ( U n a u d i t e d )

	Government Money Market Fund		Treasury Money Market Fund		Advantage Institutional Treasury Money Market

	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016	For the Six-Month Period Ended November 30, 2016	For the Year Ended May 31, 2016
Investment Activities:
Net investment income (loss)	$9,078	$909	$639	$125	$215	$74
Net realized gain (loss) on investments sold	12	–	(2)	(2)	–	–

Net increase (decrease) in net assets resulting from operations	9,090	909	637	123	215	74

Dividends from net investment income:
Class I	(8,639)	(766)	(555)	(101)	–	–
Class A	(378)	(190)	(84)	(39)	–	–
Advisor Class	(6)	(1)	–	–	–	–
Institutional Shares	–	–	–	–	(215)	(63)
Advisor Shares	–	–	–	–	–	(14)

Total dividends	(9,023)	(957)	(639)	(140)	(215)	(77)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	8,820,769	6,801,271	844,345	1,726,844	–	–
Class A	632,970	1,478,768	308,252	647,504	–	–
Advisor Class	9,080	35,533	–	–	–	–
Institutional Shares	–	–	–	–	503,539	1,023,862
Advisor Shares	–	–	–	–	–	116,737
Service Shares	–	–	–	–	–	9,267
Proceeds from Reorganization shares(1) :
Class I	–	71,447	–	–	–	–
Advisor Class	–	14,907	–	–	–	–
Reinvestment of dividends:
Class I	208	10	1	1	–	–
Class A	13	2	4	1	–	–
Advisor Class	6	–	–	–	–	–
Institutional Shares	–	–	–	–	1	–

Total proceeds from shares issued and reinvested	9,463,046	8,401,938	1,152,602	2,374,350	503,540	1,149,866

Value of shares redeemed:
Class I	(4,503,092)	(2,816,347)	(1,013,814)	(736,956)	–	–
Class A	(588,962)	(1,438,846)	(229,114)	(653,798)	–	–
Advisor Class	(1,306)	(49,564)	–	–	–	–
Institutional Shares	–	–	–	–	(462,135)	(682,245)
Advisor Shares	–	–	–	–	–	(151,567)
Service Shares	–	–			–	(12,668)

Total value of shares redeemed	(5,093,360)	(4,304,757)	(1,242,928)	(1,390,754)	(462,135)	(846,480)

Increase (decrease) in net assets from share transactions	4,369,686	4,097,181	(90,326)	983,596	41,405	303,386

Total increase (decrease) in net assets	4,369,753	4,097,133	(90,328)	983,579	41,405	303,383

Net Assets:
Beginning of period	5,138,876	1,041,743	1,353,222	369,643	453,917	150,534

End of period*	$9,508,629	$5,138,876	$1,262,894	$1,353,222	$495,322	$453,917

*Including undistributed (distributions in excess of) net investment income	$(90)	$(145)	$(59)	$(59)	$(10)	$(10)

(1)     See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.

24

P N C   M o n e y   M a r k e t   F u n d s

N O T E S   T O   F I N A N C I A L  S T A T E M E N T S

N o v e m b e r   30,  2 0 1 6 (U n a u d i t e d)

1. Fund Organization

PNC Funds and PNC Advantage Funds (the “Trusts”), each a Delaware statutory trust, are registered under the Investment Company Act of 1940 (the “1940 Act”), as open-end management investment companies. As of November 30, 2016, the Trusts offered for sale shares of 32 Funds (collectively, the “Funds”). PNC Advantage Institutional Treasury Money Market Fund is the sole series of PNC Advantage Funds; PNC Government Money Market Fund and PNC Treasury Money Market Fund are each series of PNC Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are generally subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class, Class A, Institutional, Advisor and Service Shares are sold without a sales charge.

Effective June 8, 2016, PNC Tax Exempt Money Market Fund was liquidated pursuant to a plan approved by the Board of Trustees (the “Board”) on February 25, 2016.

As of November 30, 2016, the Trusts offered five categories of Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

Fund Reorganization

On June 4, 2015, the Board approved an agreement and plan of reorganization (the “Reorganization”) to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”), would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which has substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

P N C   M o n e y   M a r k e t   F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r   30,   2 0 1 6 (U n a u d i t e d)

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held on November 30, 2016 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2016 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds on the basis of each Fund’s respective average net assets or other appropriate allocation methodologies, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2016.

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2016 are included in each Fund’s Schedule of Investments.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. Any such waivers and reimbursements are not subject to recoupment by the Adviser. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six-month period ended November 30, 2016.

During the six-month period ended November 30, 2016, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for PNC Government Money Market Fund and 0.01% for PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

				Net
		Effective		Effective
	Annual	Annual	Fee	Annual	Expense
	Rate	Rate	Waiver	Rate	Reimbursement

Government Money Market Fund	0.15%	0.15%	0.00%	0.15%	0.00%

Treasury Money Market Fund	0.15%	0.15%	0.00%*	0.15%	0.00%

Advantage Institutional Treasury Money Market Fund	0.15%	0.15%	0.00%*	0.15%	0.00%

      *    Ratios for the period rounded to 0.00%.

Shareholder Services Fees

The Trusts maintain Shareholder Services Plans (the “Services Plans”) with respect to the Class A and Advisor Class Shares of PNC Funds and Advisor and Service Shares of PNC Advantage Funds. Pursuant to the Services Plans, theTrusts enter into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide, for PNC Funds, shareholder administrative services to their customers who beneficially own Class A and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares and for PNC Advantage Funds, shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

Trustees’ Fees

For his or her service as a Trustee of the Trusts, each Trustee, effective January 1, 2017, receives an annual fee of $85,000 plus $7,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,750, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. Each Trustee also receives $800 for each Audit Committee meeting attended. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2017, each Trustee received an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each special Board meeting attended, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trusts receives any compensation from the Trusts. Fees are paid quarterly in arrears and are allocated to the Funds based on a number of factors, including their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

TheTrusts, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to Co-Administration and Accounting Services Agreements, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trusts. Prior to October 1, 2016, BNY Mellon and the Adviser served as Co-Administrators to PNC Funds in exchange for fees at the annual rate of 0.05% based on average daily net assets of PNC Funds, excluding the average daily net assets of the Target Date Funds. Effective October 1, 2016, the new fee schedule in the Board-approved Amended and Restated Co-Administration and Accounting Services Fee Letter was implemented whereby BNY Mellon and the Adviser are entitled to an annual fee paid by each series of PNC Funds, excluding the average daily net assets of the Target Date Funds, based solely on its net assets as follows: 0.05% of the Fund’s average aggregate net assets up to $1 billion, 0.03% of the Fund’s average aggregate net assets between $1 billion and $10 billion, and 0.01% of the Fund’s average aggregate net assets in excess of $10 billion. For their services to PNC Funds as Co-Administrators during the six-month period ended November 30, 2016, approximately 0.0177% was allocated to BNY Mellon and approximately 0.0320% was allocated to the Adviser in aggregate.

For their services to PNC Advantage Funds as Co-Administrators during the six-month period ended November 30, 2016, BNY Mellon received fees at the annual rate of 0.0125% of PNC Advantage Institutional Treasury Money Market Fund’s first $1 billion of average daily net assets and 0.01% of such Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of PNC Advantage Institutional Treasury Money Market Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trusts and is reimbursed for out-of-pocket expenses by the Trusts.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of other money market funds offered by the Trusts, or the money market funds of BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fee paid to the Adviser by a PNC money market fund with respect to a Fund’s short-term reserves swept into a PNC money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amount invested by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the six-month period ended November 30, 2016.

Details of affiliated holdings at November 30, 2016 are included in the respective Fund’s Schedule of Investments.

For the six-month period ended November 30, 2016, total income from affiliates for PNC Treasury Money Market Fund was less than $500. The amount is included, but not separately disclosed, in the Statements of Operations.

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Co-Administrators of the Trusts), serves as the Custodian of the Trusts. The Custodian fees for the Trusts (excluding the Target Date Funds) are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trusts (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trusts (excluding the Target Date Funds). The Custodian fees are allocated to the Trusts (excluding the Target Date Funds) based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trusts, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser. PNC Funds has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, PNC Government Money Market Fund and PNC Treasury Money Market Fund reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of those Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 28, 2017, at which time the Board will consider whether to renew, revise or discontinue it.

During the six-month period ended November 30, 2016, the 12b-1 accrual was at an annual rate of 0.00% for each of PNC Government Money Market Fund and PNC Treasury Money Market Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2016 and for each Fund’s open tax years (years ended May 31, 2013 through May 31, 2016) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2016:

	Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Losses	Capital
	(000)	(000)	(000)

Government Money Market Fund	$(4)	$–	$4

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2016, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)

Government Money Market Fund	$–*
*Amount represents less than $500.

At May 31, 2016, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2017	2018	Indefinite		Total

Government Money Market Fund	$59	$–	$1		$60

Treasury Money Market Fund	–	8	1		9

Advantage Institutional Treasury Money Market Fund	–	–	–	*	–	*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short-term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees and third-party insurance.

7. Borrowing Arrangements

InterFund Lending

The Trusts have received an exemptive order from the SEC that permits the Funds to lend money and borrow money for temporary purposes directly to and from another Fund pursuant to a master interfund lending agreement. The Money Market Funds do not participate in the interfund lending program as borrowing funds or lending funds.

8. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

9. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  30,  2 0 1 6  (U n a u d i t e d)

10. SEC Adopted Amendments

On October 13, 2016, the SEC adopted new and amended rules, as applicable, (the “Rules”) to modernize and enhance the reporting and disclosure of information by registered investment companies. The Rules are intended to enhance the quality of information available to investors and allow the SEC to more effectively collect and use data reported by funds. These Rules generally become effective in 2018. Management is currently evaluating the implications of the Rules and the impact on the Funds’ financial statement disclosures, if any.

11. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

T R U S T E E S’  R E V I E W  A  N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T S

(U n a u d i t e d)

Approval of Advisory Agreement

At meetings held in June and August of 2016, the Trustees of PNC Funds and PNC Advantage Funds (the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trusts (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the advisory agreements (“Advisory Agreements”) between the Trusts and PNC Capital Advisors, LLC (the “Adviser”) for an additional one-year period, with respect to each of the PNC Funds and PNC Advantage Institutional Treasury Money Market Fund (each, a “Fund,” and collectively, the “Funds”). The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the renewal of each Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Before the June 2016 meeting, theTrustees, with the assistance of their independent counsel (“Independent Counsel”), compiled an information request and submitted the request to the Adviser. The Adviser provided a written response to that request in advance of the meeting. The process to review the Adviser’s response was divided into two meetings. At the first meeting in June, the Adviser addressed with the Trustees the materials that had been provided to the Trustees in response to their request for information and relating to the services it provides to the Funds, including a wide variety of services not expressly contemplated by the Advisory Agreements. At that meeting, the Trustees also had the opportunity to meet amongst themselves and with Independent Counsel to discuss and evaluate those materials and request any additional information they determined, in light of the legal advice furnished to them and their own business judgment, to be relevant for their evaluation before meeting a second time in August 2016 to consider whether to approve the renewal of the Advisory Agreements. Although the Advisory Agreements for all of the Funds were considered at the same Board meetings, the Trustees considered each Fund’s Advisory Agreement separately.

At the June 2016 meeting, the Trustees also discussed with Independent Counsel a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities, including those arising under applicable state and federal laws, relating to their consideration of the continuation of the Advisory Agreements. The extensive materials provided by the Adviser in connection with their request reflected Independent Counsel’s prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

•	the nature of the advisory services provided by the Adviser, including any actual or expected changes in services;

•	the assets of each Fund and the Adviser’s total assets under management;

•	the portfolio management personnel and their compensation structure;

•

the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using substantially similar investment policies (where applicable);

•

the performance of the Funds managed by the Adviser compared to their benchmarks (where applicable) and the performance of other peer funds managed by other advisers pursuant to substantially similar investment strategies;

•	the profitability of each Advisory Agreement to the Adviser;

•	other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds;

•	the Adviser’s brokerage, trading, and soft dollar practices and the Funds’ securities lending practices;

•	each Fund’s contractual and net advisory fees and net operating expenses compared to those of peer groups derived based on recommendations from Barrington Partners;

•	the compliance program of the Adviser;

•	voluntary expense waivers, expense reimbursements and/or expense limitations in effect with respect to the Funds (where applicable);

•	the Adviser’s and its affiliates’ disaster recovery plans and cybersecurity program; and

T R U S T E E S’  R E V I E W  A N D  A P P  R O V A L  O F  A D V I S O R Y  A G R E E M E N T S

(U n a u d i t e d)

•	the Adviser’s risk management and monitoring measures.

The materials provided by the Adviser included detailed information on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees also considered information provided by the Adviser regarding the process for the peer group selection, including the involvement of a third-party consultant, Barrington Partners. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment strategies, if applicable. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds as well as other considerations the Adviser provided that were relevant to the consideration of the differences in fees (where applicable). As part of this review, the Trustees specifically considered the fees charged to affiliates in relation to the advisory services provided and concluded that the services provided were not comparable to the services provided by the Adviser to the Funds, noting particularly that the affiliates may use multiple advisers for a single client mandate. The Trustees also considered, where applicable, the fee waivers and/or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser had presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also requested, received and evaluated additional information regarding how the profitability information presented would differ if certain other cost allocation methodologies were used. The Trustees also considered in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who are required to make financial information publicly available. In evaluating that information, the Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of a fund family with a mix of business significantly different from the Adviser’s. In evaluating the Funds’ advisory fees and PNC’s profitability in respect of each Fund, the Trustees also considered the significant investments the Adviser has made in the Funds and the entrepreneurial and other risks the Adviser bears by sponsoring the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules and the fee waivers and/or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

The Trustees also were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Funds.

In advance of the Board meeting held in August 2016, the Trustees again met in an executive session with Independent Counsel and discussed the information provided in response to their supplemental information request.

Based on their cumulative review, the Trustees concluded at their August 2016 meeting that the Adviser had the capabilities, resources and personnel necessary to serve as the investment adviser to each Fund. With respect to the advisory fees applicable to each Fund, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded at their August 2016 meeting that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement between the Trusts, and the Adviser on behalf of each Fund for a one-year period commencing October 1, 2016, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

R E S U L T S  O F  S H A R E H O  L D E R  M E E T I N G S

At a special meeting of all series of the Trusts (referred to here as the “Funds”) held on October 5, 2016 (and at a meeting adjourned to November 4, 2016 with respect to PNC Multi-Factor Small Cap Growth Fund), shareholders of the Funds voted on the following proposals:

Proposal 1.

	Number of Eligible Votes:
	For	Withheld
To elect eight Nominees, including two new Trustees, to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.

Dorothy A. Berry	10,170,026,637	46,270,233

John G. Drosdick	10,170,449,117	45,847,752

Dale C. LaPorte	10,169,957,819	46,339,050

L. White Matthews, III	10,170,501,545	45,795,325

Edward D. Miller, M.D.	10,169,992,023	46,304,846

Stephen M. Todd	10,167,894,205	48,402,664

Maryann Bruce*	10,192,782,102	23,514,767

Mark Hancock*	10,192,328,217	23,968,653
*The new Trustees.

Shareholders of the Funds voted to approve the above proposal.

Proposal 2.*

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
Amendment of “fundamental” investment restriction on lending.

PNC Balanced Allocation Fund	3,841,133	3,773	15,976	529,838

PNC International Equity Fund	28,893,359	6,394	9,441	5,157,239

PNC International Growth Fund	301,857	–	–	–

PNC Large Cap Core Fund	1,216,335	15,256	–	172,540

PNC Large Cap Growth Fund	2,173,878	3,732	10,364	893,969

PNC Large Cap Value Fund	3,371,335	7,124	5,162	1,794,819

PNC Multi-Factor Small Cap Core Fund	4,914,152	48,501	57,671	2,129,001

PNC Multi-Factor Small Cap Growth Fund	1,950,229	70,859	47,230	715,908

PNC Multi-Factor Small Cap Value Fund	703,965	20,531	7,137	283,008

PNC Small Cap Fund	28,747,349	72,429	35,496	11,166,885

PNC Bond Fund	7,499,894	1,885	1,957	153,010

PNC Government Mortgage Fund	4,365,049	3,550	5,079	1,085,000

PNC High Yield Bond Fund	1,348,813	623	–	264,718

PNC Intermediate Bond Fund	22,567,005	194	–	400,191

PNC Limited Maturity Bond Fund	21,207,932	–	918	1,499,662

PNC Total Return Advantage Fund	14,008,217	5,205	1,454	1,243,317

R E S U L T S  O F  S H A R E H O L D E R  M  E E T I N G S

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
PNC Ultra Short Bond Fund	28,431,557	–	5,187	381,111

PNC S&P 500 Index Fund	7,705,061	10,185	1,397	1,233,011

PNC Intermediate Tax Exempt Bond Fund	8,035,374	–	1,715	307,497

PNC Ohio Intermediate Tax Exempt Bond Fund	3,362,089	77,402	–	467,449

PNC Maryland Tax Exempt Bond Fund	3,939,426	2,664	3,642	69,883

PNC Tax Exempt Limited Maturity Bond Fund	12,366,726	–	12,358	132,149

PNC Government Money Market Fund	8,641,515,513	106,468,532	9,662,461	7,903,235

PNC Treasury Money Market	821,405,085	3,651,954	101,525	6,882,033

PNC Advantage Institutional Treasury Money Market Fund	366,359,458	8,948,270	88,538	–

* Proposal 2 was voted on by shareholders of the following Funds: PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC S&P 500 Index Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund, PNCTreasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

Shareholders of the Funds voted to approve the above proposal.

Proposal 3.**

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote
Amendment of “fundamental” investment restriction on borrowing.

PNC Balanced Allocation Fund	3,841,133	3,773	15,976	529,838

PNC International Equity Fund	28,893,562	9,956	5,676	5,157,239

PNC International Growth Fund	301,857	–	–	–

PNC Large Cap Core Fund	1,216,679	14,911	–	172,540

PNC Large Cap Growth Fund	2,174,291	3,319	10,364	893,969

PNC Large Cap Value Fund	3,371,154	7,000	5,467	1,794,819

PNC Multi-Factor Small Cap Core Fund	4,914,080	49,007	57,237	2,129,001

PNC Multi-Factor Small Cap Growth Fund	1,951,568	70,338	46,412	715,908

PNC Multi-Factor Small Cap Value Fund	702,267	21,217	8,149	283,008

PNC Small Cap Fund	28,745,867	72,940	36,467	11,166,885

PNC Bond Fund	7,499,894	1,885	1,957	153,010

PNC Government Mortgage Fund	4,365,318	2,693	5,667	1,085,000

PNC High Yield Bond Fund	1,348,813	623	–	264,718

	Number of Eligible Votes:
	For	Against	Abstain	Broker Non-Vote

PNC Intermediate Bond Fund	22,566,907	292	–	400,191

PNC Limited Maturity Bond Fund	21,207,448	–	1,402	1,499,662

PNC Total Return Advantage Fund	14,009,265	4,157	1,454	1,243,317

PNC Ultra Short Bond Fund	28,431,557	–	5,187	381,111

PNC S&P 500 Index Fund	7,705,219	9,524	1,900	1,233,011

PNC Intermediate Tax Exempt Bond Fund	8,035,374	–	1,715	307,497

PNC Maryland Tax Exempt Bond Fund	3,939,426	2,664	3,642	69,883

PNC Ohio Intermediate Tax Exempt Bond Fund	3,362,089	77,402	–	467,449

PNC Tax Exempt Limited Maturity Bond Fund	12,366,726	–	12,358	132,149

PNC Government Money Market Fund	8,641,512,999	106,470,534	9,662,974	7,903,235

PNC Treasury Money Market Fund	821,344,360	3,651,954	162,250	6,882,033

PNC Advantage Institutional Treasury Money Market Fund	366,359,458	8,948,270	88,538	–

** Proposal 3 was voted on by shareholders of the following Funds: PNC Balanced Allocation Fund, PNC International Equity Fund, PNC International Growth Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC Small Cap Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund, PNC S&P 500 Index Fund, PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund, PNC Government Money Market Fund, PNC Treasury Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund.

Shareholders of the Funds voted to approve the above proposal.

P N C  M o n e y  M a r k e t  F u n d s

P R O X Y  V O T I N G  A N D   Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

(U n a u d i t e d)

Proxy Voting

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trusts voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the first and third fiscal quarters of the Trusts. The Forms N-Q of the Trusts are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the website of the Trusts at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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P N C  M o n e y  M a r k e t  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

(U n a u d i t e d)

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

•	As Authorized – if you request or authorize the disclosure of the information.

•

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	01/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	01/23/2017

By (Signature and Title)*	/s/ John Kernan
John Kernan, Vice President and Treasurer
(principal financial officer)

Date	01/23/2017

* Print the name and title of each signing officer under his or her signature.